Note 13 - Warrants (Details Textual)													9 Months Ended		12 Months Ended
	May 11, 2023 USD ($) $ / shares shares	Apr. 25, 2023 USD ($) $ / shares shares	Apr. 11, 2023 USD ($) $ / shares shares	Mar. 07, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($) $ / shares shares	Feb. 01, 2023 USD ($) $ / shares shares	Jan. 05, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right, Outstanding (in shares) | shares													2,291,250		1,591,250	417,550	106,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)													$ 2.5		$ 2.47	$ 2.66	$ 3.99
Class of Warrant or Right, Weighted Average Life (Year)													8 years 8 months 12 days		9 years 1 month 28 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares															1,591,250
Proceeds from Sale of Debt and Warrants | $											$ 2,250,000
Nonrelated Party [Member]
Debt Instrument, Unamortized Discount | $													$ 263,380
Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.5	$ 2.5						$ 2.6	$ 2.6	$ 2.6	$ 2.6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	375,000	375,000		312,500				62,500	625,000	625,000	625,000
Warrants and Rights Outstanding, Term (Year)	10 years	10 years						10 years	10 years	10 years	10 years
Class of Warrant, Number of Shares, Per $100,000 Debt (in shares) | shares											25,000
Proceeds from Issuance of Debt | $								$ 250,000
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares	25,000	25,000						25,000	25,000	25,000	25,000
Class of Warrant or Right, Redemption Price (in dollars per share)								$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)								$ 9
Warrants Issued With Promissory Notes [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input								3.16
Warrants Issued With Promissory Notes [Member] | Director [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	25,000
Warrants and Rights Outstanding, Term (Year)	10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares	25,000
Class of Warrant or Right, Redemption Price (in dollars per share)	$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)	$ 9
Warrants and Rights Outstanding | $	$ 112,371
Warrants Issued With Promissory Notes [Member] | Director [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	1.38
Warrants Issued With Promissory Notes [Member] | Director [Member] | Measurement Input, Weighted Average Call Option Value [Member]
Warrants and Rights Outstanding, Measurement Input	4.69
Warrants Issued With Promissory Notes [Member] | Cesar J. Gutierrez Living Trust [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		12,500
Warrants and Rights Outstanding, Term (Year)		10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares		25,000
Class of Warrant or Right, Redemption Price (in dollars per share)		$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)		$ 9
Warrants and Rights Outstanding | $		$ 46,769
Warrants Issued With Promissory Notes [Member] | Cesar J. Gutierrez Living Trust [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.38
Warrants Issued With Promissory Notes [Member] | Cesar J. Gutierrez Living Trust [Member] | Measurement Input, Weighted Average Call Option Value [Member]
Warrants and Rights Outstanding, Measurement Input		3.74
Warrants Issued With Promissory Notes [Member] | Board of Directors Chairman [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.5			$ 2.6	$ 2.6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		187,500			62,500	125,000
Warrants and Rights Outstanding, Term (Year)		10 years			10 years	10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares		25,000			25,000	25,000
Class of Warrant or Right, Redemption Price (in dollars per share)		$ 0.01			$ 0.01	$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)		$ 9			$ 9	$ 9
Warrants and Rights Outstanding | $		$ 701,537			$ 228,464	$ 276,462
Warrants Issued With Promissory Notes [Member] | Board of Directors Chairman [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.38			1.39	1.38
Warrants Issued With Promissory Notes [Member] | Board of Directors Chairman [Member] | Measurement Input, Weighted Average Call Option Value [Member]
Warrants and Rights Outstanding, Measurement Input		3.74			3.66	2.21
Warrants Issued With Promissory Notes [Member] | Nonrelated Party [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		100,000
Warrants and Rights Outstanding, Term (Year)		10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares		25,000
Class of Warrant or Right, Redemption Price (in dollars per share)		$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)		$ 9
Warrants and Rights Outstanding | $		$ 374,153
Warrants Issued With Promissory Notes [Member] | Nonrelated Party [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.38
Warrants Issued With Promissory Notes [Member] | Nonrelated Party [Member] | Measurement Input, Weighted Average Call Option Value [Member]
Warrants and Rights Outstanding, Measurement Input		3.74
Warrants Issued With Promissory Notes [Member] | Lyle A. Berman Revocable Trust [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 2.6	$ 2.6			$ 2.6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			62,500	62,500			62,500
Warrants and Rights Outstanding, Term (Year)			10 years	10 years			10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares			25,000	25,000			25,000
Class of Warrant or Right, Redemption Price (in dollars per share)			$ 0.01	$ 0.01			$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)			$ 9	$ 9			$ 9
Warrants and Rights Outstanding | $			$ 227,598	$ 228,154			$ 1,393.41
Warrants Issued With Promissory Notes [Member] | Lyle A. Berman Revocable Trust [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.38	1.38			1.40
Warrants Issued With Promissory Notes [Member] | Lyle A. Berman Revocable Trust [Member] | Measurement Input, Weighted Average Call Option Value [Member]
Warrants and Rights Outstanding, Measurement Input			3.64	3.65			2.23
Warrants Related Debt [Member]
Debt Instrument, Unamortized Discount | $													1,999,540
Amortization of Debt Discount (Premium) | $													$ 900,226	$ 536,373
Promissory Notes and Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										$ 2.6	$ 2.6	$ 2.35				$ 2.21
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares										625,000	625,000	925,000				311,250
Proceeds from Issuance of Debt | $	$ 1,500,000	$ 1,500,000							$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 3,700,000				$ 2,075,000
Promissory Notes and Warrants [Member] | Director [Member]
Proceeds from Issuance of Debt | $	$ 100,000
Promissory Notes and Warrants [Member] | Cesar J. Gutierrez Living Trust [Member]
Proceeds from Issuance of Debt | $		50,000
Promissory Notes and Warrants [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Debt | $		750,000			$ 250,000	$ 500,000
Promissory Notes and Warrants [Member] | Nonrelated Party [Member]
Proceeds from Issuance of Debt | $		$ 400,000
Promissory Notes and Warrants [Member] | Lyle A. Berman Revocable Trust [Member]
Proceeds from Issuance of Debt | $			$ 250,000	$ 250,000			$ 250,000
Promissory Notes and Warrants [Member] | Maximum [Member]
Debt Instrument, Face Amount | $										$ 2,500,000	$ 2,500,000